Description of the Business and Segment Information - Financial Information by Operating Segments (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended																12 Months Ended
	Sep. 29, 2018		Jun. 30, 2018	[2]	Mar. 31, 2018	[2]	Dec. 30, 2017	[2]	Sep. 30, 2017		Jul. 01, 2017	[2]	Apr. 01, 2017	[2]	Dec. 31, 2016	[2]	Sep. 29, 2018		Sep. 30, 2017		Oct. 01, 2016
Segment Reporting Information [Line Items]
Equity in the income (loss) of investees, net																	$ (102)		$ 320		$ 926
Equity Method Investment, Other than Temporary Impairment																	(210)	[1]	0		0
Equity method investments	$ 2,768								$ 3,087								2,768		3,087
Goodwill and intangible assets	6,812								6,995								6,812		6,995
Segment operating income	3,277	[2]	$ 4,189		$ 4,237		$ 3,986		2,812	[2]	$ 4,011		$ 3,996		$ 3,956		15,689	[1]	14,775	[1]	15,721	[1]
Vice Media
Segment Reporting Information [Line Items]
Equity in the income (loss) of investees, net																	0		0		332
Equity Method Investment, Other than Temporary Impairment																	(157)		0		0
Villages Nature
Segment Reporting Information [Line Items]
Equity Method Investment, Other than Temporary Impairment																	(53)		0		0
Media Networks
Segment Reporting Information [Line Items]
Equity in the income (loss) of investees, net																	711		766		779
Equity method investments	2,430								2,505								2,430		2,505
Goodwill and intangible assets	1,546								1,547								1,546		1,547
Segment operating income																	7,338		7,196		7,804
Parks, Experiences & Consumer Products
Segment Reporting Information [Line Items]
Equity in the income (loss) of investees, net																	(23)		(25)		(3)
Equity method investments	1								70								1		70
Goodwill and intangible assets	3,167								3,277								3,167		3,277
Segment operating income																	6,095		5,487		5,198
Direct-to-Consumer & International
Segment Reporting Information [Line Items]
Equity in the income (loss) of investees, net																	(580)		(421)		(182)
Equity method investments	320								493								320		493
Goodwill and intangible assets	490								498								490		498
Segment operating income																	(738)		(284)		(38)
Total Segments
Segment Reporting Information [Line Items]
Equity in the income (loss) of investees, net																	108		320		594
Studio Entertainment
Segment Reporting Information [Line Items]
Equity method investments	1								1								1		1
Goodwill and intangible assets	1,479								1,543								1,479		1,543
Segment operating income																	3,004		2,363		2,767
Corporate
Segment Reporting Information [Line Items]
Equity method investments	16								18								16		18
Goodwill and intangible assets	$ 130								$ 130								130		130
Studio Entertainment intersegment content transactions [Member] | Media Networks
Segment Reporting Information [Line Items]
Revenues																	(169)		(137)		(159)
Segment operating income																	(8)		15		(10)
Studio Entertainment intersegment content transactions [Member] | Direct-to-Consumer & International
Segment Reporting Information [Line Items]
Revenues																	(28)		(22)		(11)
Media Networks intersegment content transactions [Member] [Member] | Direct-to-Consumer & International
Segment Reporting Information [Line Items]
Revenues																	(471)		(454)		(457)
Segment operating income																	(2)		(2)		0
Intersegment content transactions [Member]
Segment Reporting Information [Line Items]
Revenues																	(668)		(613)		(627)
Segment operating income																	$ (10)		$ 13		$ (10)

[1]	Equity in the income of investees included in segment operating income is as follows: 2018 2017 2016Media Networks$711 $766 $779Parks, Experiences and Consumer Products(23) (25) (3)Direct-to-Consumer & International(580) (421) (182)Equity in the income of investees included in segment operating income108 320 594Impairment of equity investments: Vice(157) — —Villages Nature(53) — —Vice Gain— — 332Equity in the income (loss) of investees, net$(102) $320 $926During fiscal 2018, the Company recorded impairments of Vice and Villages Nature equity method investments. During fiscal 2016, the Company recognized its share of a net gain recorded by A+E, a joint venture owned 50% by the Company, in connection with A+E’s acquisition of an interest in Vice (Vice Gain). These items were recorded in “Equity in the income (loss) of investees, net” in the Consolidated Statement of Income but were not included in segment operating income.
[2]	Segment operating results reflect earnings before the corporate and unallocated shared expenses, restructuring and impairment charges, other income, net, interest expense, net, income taxes and noncontrolling interests.